Shareholders' Equity - Additional Information (Detail) - $ / shares						11 Months Ended	14 Months Ended
	Jul. 31, 2020	Jul. 23, 2020	Jun. 26, 2020	May 29, 2020	Mar. 02, 2020	Dec. 31, 2020	Mar. 31, 2021	Mar. 01, 2021
Class of Stock [Line Items]
Preference shares, authorized (in shares)						1,000,000	1,000,000
Preference shares, issued (in shares)						0	0
Preference shares, outstanding (in shares)						0	0
Common stock, outstanding (in shares)		10,350,000
Sponsor
Class of Stock [Line Items]
Stock issued during the period shares issued for shares	180,000
Common Class A
Class of Stock [Line Items]
Common stock, authorized (in shares)						200,000,000	200,000,000
Common stock, par value (USD per share)						$ 0.0001	$ 0.0001	$ 0.0001
Shares issued (in shares)						41,400,000	41,400,000
Shares outstanding (in shares)						41,400,000	41,400,000
Common stock, outstanding (in shares)						7,203,401	5,032,391
Ordinary shares subject to possible redemption shares (in shares)						39,576,710	36,367,609
Common stock, shares subject to possible redemption (in shares)						34,196,599	36,367,609
Common Class A | Sponsor
Class of Stock [Line Items]
Percentage of common stock shareholding						20.00%	20.00%
Common Class B
Class of Stock [Line Items]
Common stock, authorized (in shares)						20,000,000	20,000,000
Common stock, par value (USD per share)						$ 0.0001	$ 0.0001	$ 0.0001
Common stock, outstanding (in shares)						10,350,000	10,350,000
Common stock description of voting rights						one-for-one	one-for-one
Common Class B | Sponsor
Class of Stock [Line Items]
Common stock, par value (USD per share)					$ 0.0001
Common stock, outstanding (in shares)		10,170,000	8,625,000	8,625,000
Stock issued during the period shares issued for shares		1,725,000	1,437,500	1,437,500	8,625,000
Common stock shares subject to forfeiture (in shares)				1,437,500